S000031346 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	183 Months Ended	229 Months Ended	306 Months Ended	505 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.55%		4.48%	6.42%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	2.01%
Columbia High Yield Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	8.79%		4.09%	5.56%
Performance Inception Date						Sep. 27, 2010
Columbia High Yield Bond Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	8.82%		4.20%	5.71%
Performance Inception Date					Nov. 08, 2012
Columbia High Yield Bond Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent	8.69%		3.90%	5.34%
Performance Inception Date		Oct. 02, 2024
Columbia High Yield Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.32%		2.83%	4.79%
Performance Inception Date									Dec. 08, 1983
Columbia High Yield Bond Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.94%		0.67%	2.64%
Performance Inception Date									Dec. 08, 1983
Columbia High Yield Bond Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.92%		1.18%	2.70%
Performance Inception Date									Dec. 08, 1983
Columbia High Yield Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.63%		3.07%	4.53%
Performance Inception Date								Jun. 26, 2000
Columbia High Yield Bond Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent	8.14%		3.58%	5.03%
Performance Inception Date							Dec. 11, 2006
Columbia High Yield Bond Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	8.76%		4.18%	5.65%
Performance Inception Date							Dec. 11, 2006